SHARE CAPITAL AND SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
SHARE CAPITAL AND SHARE BASED COMPENSATION

23.	SHARE CAPITAL AND SHARE BASED COMPENSATION

Our common shares are listed on the Nasdaq Stock Exchange.
As at December 31, 2019 and 2018, our authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2019	2018
150,000,000 (2018: 150,000,000) common shares of $1.00 each	150,000	150,000

Issued share capital:

(in thousands of $, except per share data)	2019	2018
101,302,404 (2018: 101,302,404) outstanding issued common shares of $1.00 each	101,303	101,303

We issued 184,115 common shares upon the exercise of stock options for the year ended December 31, 2018 and none for 2019.

Contributed surplus
As at December 31, 2019 and 2018 we had contributed surplus of $200 million. Contributed surplus is capital that can be returned to stockholders without the need to reduce share capital, thereby giving Golar greater flexibility when it comes to declaring dividends.

Treasury shares

During 2019, we repurchased 1.5 million shares for a consideration of $69.5 million. As at December 31, 2019 and 2018, we have 2.0 million and 0.5 million of treasury shares, respectively. See note 24.

Share options

In February 2002, our board of directors approved the Golar LNG Limited Share Option Scheme ("Golar Scheme"). The Golar Scheme permits the board of directors, at its discretion, to grant options and to acquire shares in the Company to employees, non-employees and directors of the Company or its subsidiaries. Options granted under the scheme will vest at a date determined by the board at the date of the grant. The options granted under the plan to date have five year terms and vest equally over a period of three to four years. There is no maximum number of shares authorized for awards of equity share options, and either authorized unissued shares or treasury shares in the Company may be used to satisfy exercised options.

The Golar LNG Limited Long Term Incentive Plan ("LTIP") was adopted by our board of directors, effective as of October 24, 2017. The maximum aggregate number of common shares that may be delivered pursuant to any and all awards under the Company’s LTIP shall not exceed 3,000,000 common shares, subject to adjustment due to recapitalization or reorganization as provided under the LTIP. The LTIP allows for grants of (i) share options, (ii) share appreciation rights, (iii) restricted share awards (iv) share awards, (v) other share-based awards, (vi) cash awards, (vii) dividend equivalent rights, (viii) substitute awards and (ix) performance-based awards, or any combination of the foregoing as determined by the board of directors or nominated committee in its sole discretion. Either authorized unissued shares or treasury shares (if there are any) in the Company may be used to satisfy exercised options.

During 2019 and 2018, the Company granted individuals nil and 0.5 million share options, respectively.

In 2017, the Company extended the life of 95,138 share options to September 30, 2018. The options were originally awarded from 2009 to 2011. Incremental compensation cost of $0.6 million was recognized in the year ended December 31, 2017, representing the excess of the fair value of the options at modification date over the original fair value at grant date.

As at December 31, 2019, 2018 and 2017, the number of options outstanding in respect of Golar shares was 2.7 million, 3.8 million and 4.0 million, respectively.
The fair value of each option award is estimated on the grant date or modification date using the Black-Scholes option pricing model. The weighted average assumptions as at grant date are noted in the table below:

	2018	2017
Risk free interest rate	2.5%	1.8%
Expected volatility of common stock	62.5%	54.5%
Expected dividend yield	0.0%	0.0%
Expected term of options (in years)	3.6 years	3.8 years

The assumption for expected future volatility is based primarily on an analysis of historical volatility of our common stock.

Where the criteria for using the simplified method are met, we have used this method to estimate the expected term of options based on the vesting period of the award that represents the period of time options granted are expected to be outstanding. Under the simplified method, the mid-point between the vesting date and the maximum contractual expiration date is used as the expected term. Where the criteria for using the simplified method are not met, we used the contractual term of the options of five years.

The dividend yield has been estimated at 0.0% as the exercise price of the options are reduced by the value of dividends, declared and paid on a per share basis.

A summary of option activity for the year ended December 31, 2019 is presented below:

(in thousands of $, except per share data)	Shares (in '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2018	3,805	$36.16	2.4
Forfeited during the year	(437)	$40.00
Lapsed during the year	(688)	$55.18
Options outstanding at December 31, 2019	2,680	$30.23	1.9

Options outstanding and exercisable at:
December 31, 2019	2,221	$30.74	1.7
December 31, 2018	2,320	$39.02	1.96
December 31, 2017	1,139	$37.92	2.53

The exercise price of all options is reduced by the amount of dividends declared and paid; the above figures for options granted, exercised and forfeited show the average of the prices at the time of granting, exercising and forfeiting of the options, and for options outstanding at the beginning and end of the year, the average of the reduced option prices is shown.

As of December 31, 2019, 2018 and 2017, the aggregate intrinsic value of share options that were both outstanding and exercisable was $nil as the exercise price was higher than the market value of the share options at year end.

	Year ended December 31
In $'000	2019	2018	2017
Intrinsic value of share options exercised	—	2,621	286
Total fair value of share options fully vested in the year	8,967	16,623	13,601

Compensation cost recognized in the consolidated statement of income	7,148	11,748	8,777
Share options cost capitalized*	608	421	1,823
*These costs have been capitalized as part of the cost of the conversion of the Gimi and the Hilli, representing share options awarded to employees directly involved in the conversion.
As of December 31, 2019, the total unrecognized compensation cost amounting to $3.0 million relating to options outstanding is expected to be recognized over a weighted average period of 1.0 year.

Restricted Stock Units (RSU)

Pursuant to the LTIP, the Company granted individuals 0.2 million of RSUs during the year ended December 31, 2019. The RSUs vest equally over a period of 3.0 years.

The fair value of the RSU award is estimated using the market price of our common stock at grant date with expense recognized over the three-year vesting period.

A summary of RSU activity for the year ended December 31, 2019 is presented below:

(in thousands of $, except per share data)	Shares (in '000s)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Granted during the year	239	20.61
Forfeited during the year	(16)	20.61
Non-vested RSUs at December 31, 2019	223	20.61	2.40

Compensation cost of $1.1 million has been recognized in the consolidated statement of operations for the year ended December 31, 2019.